Biological assets	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about biological assets [abstract]
Disclosure of detailed information about biological assets [text block]
17 BIOLOGICAL ASSETS
The roll-forward of biological assets is as set forth below:

	03/31/2026	12/31/2025
Opening balance	26,097,164	22,283,001
Additions	2,107,800	7,913,483
Depletions	(1,664,221)	(5,352,271)
Transfers		15,233
Gain on fair value adjustments		1,516,458
Disposals	(11,257)	(107,815)
Write-offs	(3,899)	(170,925)
Closing balance	26,525,587	26,097,164
The Company reevaluates, on a semi-annual basis in June and December, the main assumptions used in measuring the fair value of biological assets, which are disclosed in Note 13 of the annual financial statements for the year ended December 31, 2025.
Biological assets are measured at fair value and classified as Level 3 within the fair value hierarchy, due to the use of significant unobservable market assumptions.
The Company manages the financial and climate risks related to its agricultural activities in a preventive manner. To reduce the risks arising from edaphoclimatic factors, the weather is monitored through meteorological stations and, in the event of pests and diseases, our Department of Forestry Research and Development, an area specialized in physiological and phytosanitary aspects, has procedures to diagnose and act rapidly against any occurrences and losses (Note 4.7).
The Company has no biological assets pledged as collateral on March 31, 2026 and December 31, 2025.